Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Outstanding Restricted Shares, Phantom Share Units, SARs and Restricted Stock Units

A summary of the Company’s outstanding restricted shares, phantom share units, SARs and restricted stock units as of December 31, 2014 is presented below:

	Restricted shares		Phantom share units		Stock appreciation rights		Restricted stock units
	Number of shares	W.A. grant date FV	Number of units	W.A. grant date FV	Number of SARs	W.A. grant date FV	Number of units	W.A. grant date FV
December 31, 2011	43,200	$13.04	522,000	$12.78	—	$—	—	$—
Granted	63,653	14.17	40,000	17.68	5,674,148	2.03	—	—
Vested	(43,200)	13.04	—	—	—	—	—	—

December 31, 2012	63,653	14.17	562,000	13.13	5,674,148	2.03	—	—
Granted	54,990	17.01	95,000	19.30	1,664,457	3.51	—	—
Vested	(65,578)	14.25	—	—	—	—	—	—
Exercised	—	—	—	—	(241,906)	3.65	—	—
Cancelled	(4,185)	17.01	—	—	(23,754)	3.51	—	—

December 31, 2013	48,880	17.01	657,000	14.02	7,072,945	2.32	—	—
Granted	43,936	22.57	70,000	23.04	—	—	72,314	23.03
Vested	(48,880)	17.01	—	—	—	—	(37,238)	23.03
Exercised	—	—	—	—	(1,193,529)	2.42	—	—
Exchanged	—	—	(20,000)	19.00	—	—	—	—
Cancelled

December 31, 2014	43,936	$22.57	707,000	$14.77	5,879,416	$2.30	35,076	$23.03

Schedule of Assumptions to Calculate Fair Value of Stock Appreciation Rights

The assumptions used in the Monte Carlo model to calculate the grant date fair value of the SARs were as follows:

	2013	2012
Average expected term	3.8 years	1.5 years
Expected volatility	39.73%	40.12%
Dividend yield	4.97%	5.74%
Average risk free rate	0.50%	0.47%

Schedule of Information about Three Tranches of SARs Granted

The following table provides information about the three tranches of SARs granted:

			Number of SARs granted
	Base price	Expiration date	2013	2012
Tranche 1	$21.50	December 7, 2015	531,885	1,846,154
Tranche 2	24.00	December 7, 2016	556,946	1,898,734
Tranche 3	26.50	December 7, 2017	575,626	1,929,260

Total			1,664,457	5,674,148